Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Germany Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.2%
OHB SE(a)	1,069	$42,154

Auto Components — 0.3%
ElringKlinger AG(a)(b)	5,817	30,412
Leoni AG(a)(b)	6,331	52,500

		82,912

Biotechnology — 3.4%
MorphoSys AG(a)	6,520	846,006

Capital Markets — 1.3%
AURELIUS Equity Opportunities SE & Co. KGaA(b)	4,394	77,665
Deutsche Beteiligungs AG	2,135	70,177
Flatex AG(a)(b)	2,593	90,135
MLP SE	12,268	70,961

		308,938

Chemicals — 1.8%
K+S AG, Registered(b)	39,047	248,181
Wacker Chemie AG	3,192	199,474

		447,655

Commercial Services & Supplies — 1.9%
Befesa SA(c)	6,479	246,116
Bilfinger SE	5,862	111,763
Cewe Stiftung & Co. KGaA	1,135	116,404

		474,283

Communications Equipment — 0.2%
ADVA Optical Networking SE(a)	8,702	56,336

Diversified Financial Services — 3.2%
Grenke AG(b)	5,674	457,266
Hypoport SE(a)	729	324,361

		781,627

Electrical Equipment — 5.8%
Nordex SE(a)(b)	13,058	126,223
OSRAM Licht AG(a)	19,082	839,058
PNE AG	7,814	42,417
SGL Carbon SE(a)(b)	12,479	38,936
Varta AG(a)(b)	3,711	380,182

		1,426,816

Electronic Equipment, Instruments & Components — 2.2%
Basler AG	666	37,189
Isra Vision AG	3,129	174,027
Jenoptik AG	10,509	253,199
LPKF Laser & Electronics AG(a)	3,498	82,295

		546,710

Entertainment — 2.5%
Borussia Dortmund GmbH & Co. KGaA	12,199	86,031
CTS Eventim AG & Co. KGaA(a)	11,751	533,306

		619,337

Equity Real Estate Investment Trusts (REITs) — 2.4%
alstria office REIT AG	32,607	475,142
Hamborner REIT AG	13,010	121,200

		596,342

Food Products — 1.6%
KWS Saat SE & Co. KGaA	2,356	166,152
Suedzucker AG	14,579	218,118

		384,270

Security	Shares	Value

Health Care Equipment & Supplies — 1.1%
Draegerwerk AG & Co. KGaA(b)	576	$37,033
Eckert & Ziegler Strahlen- und Medizintechnik AG	702	110,337
Stratec SE	1,316	120,036

		267,406

Health Care Providers & Services — 0.3%
Rhoen-Klinikum AG	3,415	68,376

Health Care Technology — 1.6%
CompuGroup Medical SE	4,886	398,653

Hotels, Restaurants & Leisure — 0.1%
bet-at-home.com AG	716	32,057

Independent Power and Renewable Electricity Producers — 1.0%
Encavis AG	18,172	247,415

Industrial Conglomerates — 3.5%
Indus Holding AG(b)	3,741	120,886
MBB SE	425	28,838
Rheinmetall AG	8,886	721,161

		870,885

Insurance — 0.3%
Wuestenrot & Wuerttembergische AG	4,534	82,812

Interactive Media & Services — 0.7%
New Work SE	573	179,103

Internet & Direct Marketing Retail — 7.8%
HelloFresh SE(a)	28,625	1,165,381
Rocket Internet SE(a)(c)	14,001	278,930
Shop Apotheke Europe NV(a)(b)(c)	2,060	212,417
Takkt AG	6,692	64,761
zooplus AG(a)	1,239	193,775

		1,915,264

IT Services — 7.4%
Bechtle AG	5,998	1,057,492
Cancom SE	7,289	458,097
Datagroup SE(b)	852	49,755
S&T AG	9,439	247,788

		1,813,132

Life Sciences Tools & Services — 5.1%
Evotec SE(a)(b)	26,210	709,042
Gerresheimer AG	6,406	546,542

		1,255,584

Machinery — 8.2%
Deutz AG	24,656	98,185
Duerr AG	10,588	250,862
Heidelberger Druckmaschinen AG(a)	2,266	1,423
JOST Werke AG(a)(c)	2,736	78,215
Koenig & Bauer AG(a)(b)	2,731	57,506
Krones AG	2,900	189,033
Norma Group SE(a)	6,500	190,445
Pfeiffer Vacuum Technology AG	1,007	178,550
Rational AG	812	435,717
Stabilus SA	5,039	273,194
Vossloh AG(a)(b)	1,792	77,740
Wacker Neuson SE	6,439	87,525
Washtec AG	2,281	93,879

		2,012,274

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Germany Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media — 3.9%
ProSiebenSat.1 Media SE(b)	42,780	$547,242
Stroeer SE & Co. KGaA	5,771	418,222

		965,464

Metals & Mining — 2.0%
Aurubis AG	6,879	397,896
Salzgitter AG(a)	7,969	107,258

		505,154

Oil, Gas & Consumable Fuels — 0.4%
CropEnergies AG	5,340	52,212
VERBIO Vereinigte BioEnergie AG	4,498	44,480

		96,692

Pharmaceuticals — 0.6%
Dermapharm Holding SE	2,746	148,602

Professional Services — 0.7%
Amadeus Fire AG(a)	1,060	119,088
Bertrandt AG	1,138	45,254

		164,342

Real Estate Management & Development — 8.2%
ADO Properties SA(c)	8,950	259,640
Corestate Capital Holding SA(a)	3,485	70,282
Deutsche EuroShop AG(b)	10,083	147,264
DIC Asset AG(a)	9,679	125,752
Grand City Properties SA	22,266	504,763
PATRIZIA AG	9,420	231,571
TAG Immobilien AG	29,886	694,128

		2,033,400

Road & Rail — 1.1%
Sixt Leasing SE(a)	2,201	46,027
Sixt SE(a)	2,788	223,599

		269,626

Semiconductors & Semiconductor Equipment — 5.5%
Aixtron SE(a)	23,038	243,194
Dialog Semiconductor PLC(a)	14,803	584,876
Elmos Semiconductor AG	1,846	41,273
Siltronic AG	4,284	417,917
SMA Solar Technology AG(a)(b)	2,124	63,130

		1,350,390

Software — 2.5%
RIB Software SE(b)	7,303	206,336
RIB Software SE, New(a)	638	20,581
Software AG	10,039	388,384

		615,301

Specialty Retail — 1.2%
Ceconomy AG(a)	32,750	96,684
Hornbach Baumarkt AG	1,622	41,046
Hornbach Holding AG & Co. KGaA	2,122	152,954

		290,684

Textiles, Apparel & Luxury Goods — 1.4%
Hugo Boss AG	12,208	333,242

Thrifts & Mortgage Finance — 1.7%
Aareal Bank AG(a)	12,211	233,626
Deutsche Pfandbriefbank AG(a)(c)	27,434	189,200

		422,826

Security	Shares	Value

Trading Companies & Distributors — 0.7%
BayWa AG(b)	3,239	$99,981
Kloeckner & Co. SE(a)	15,262	64,647

		164,628

Transportation Infrastructure — 0.3%
Hamburger Hafen und Logistik AG	5,002	81,234

Wireless Telecommunication Services — 1.8%
Freenet AG(a)	26,125	452,612

Total Common Stocks — 95.9% (Cost: $29,406,359)		23,650,544

Preferred Stocks

Construction Materials — 0.2%
STO SE & Co. KGaA, Preference Shares, NVS	518	59,463

Health Care Equipment & Supplies — 0.6%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS(b)	1,754	139,111

Machinery — 0.8%
Jungheinrich AG, Preference Shares, NVS	9,792	190,176

Road & Rail — 0.7%
Sixt SE, Preference Shares, NVS	3,382	184,901

Total Preferred Stocks — 2.3% (Cost: $918,317)		573,651

Short-Term Investments

Money Market Funds — 14.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.69%(d)(e)(f)	3,509,382	3,514,646
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(d)(e)	10,000	10,000

		3,524,646

Total Short-Term Investments — 14.3% (Cost: $3,520,647)		3,524,646

Total Investments in Securities — 112.5% (Cost: $33,845,323)		27,748,841

Other Assets, Less Liabilities — (12.5)%		(3,092,989)

Net Assets — 100.0%		$24,655,852

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Germany Small-Cap ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	5,172,779	(1,663,397)	3,509,382	$3,514,646	$112,948	(b)	$334		$2,869
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	(10,000)	10,000	10,000	132		—		—

				$3,524,646	$113,080		$334		$2,869

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	8	06/19/20	$271	$10,955

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$23,650,544	$—	$—	$23,650,544
Preferred Stocks	573,651	—	—	573,651
Money Market Funds	3,524,646	—	—	3,524,646

	$27,748,841	$—	$—	$27,748,841

Derivative financial instruments(a)
Assets
Futures Contracts	$10,955	$—	$—	$10,955

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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